Capital Stock and Changes in Capital Accounts - Preferred Stock (Details) - $ / shares	Dec. 31, 2021	Nov. 30, 2021	Nov. 29, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued	510,000
Preferred stock, shares outstanding	510,000
Series A Participating Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	500,000		500,000
Preferred stock, par value	$ 0.01
Preferred stock, shares issued	500,000		500,000
Preferred stock, shares outstanding	500,000		500,000
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000		10,000
Preferred stock, par value	$ 0.01
Preferred stock, shares issued	10,000		10,000
Preferred stock, shares outstanding	10,000		10,000